Consolidated statements of operations (CHF) In Millions, except Per Share data	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Interest and dividend income	7,082	5,452	8,059	12,534	13,865
Interest expense	(5,705)	(3,699)	(6,857)	(9,404)	(10,716)
Net interest income	1,377	1,753	1,202	3,130	3,149
Commissions and fees	3,463	3,671	3,586	7,134	6,993
Trading revenues	1,116	2,011	3,628	3,127	7,080
Other revenues	936	721	123	1,657	330
Net revenues	6,892	8,156	8,539	15,048	17,552
Provision for credit losses	13	(7)	20	6	(30)
Compensation and benefits	3,096	4,029	3,980	7,125	7,873
General and administrative expenses	1,652	1,632	2,061	3,284	3,736
Commission expenses	491	536	569	1,027	1,089
Total other operating expenses	2,143	2,168	2,630	4,311	4,825
Total operating expenses	5,239	6,197	6,610	11,436	12,698
Income from continuing operations before taxes	1,640	1,966	1,909	3,606	4,884
Income tax expense	271	465	187	736	1,026
Income from continuing operations	1,369	1,501	1,722	2,870	3,858
Income/(loss) from discontinued operations, net of tax	0	0	0	0	(19)
Net income	1,369	1,501	1,722	2,870	3,839
Net income attributable to noncontrolling interests	601	362	129	963	191
Net income attributable to shareholders	768	1,139	1,593	1,907	3,648
of which from continuing operations	768	1,139	1,593	1,907	3,667
of which from discontinued operations	0	0	0	0	(19)
Basic earnings per share (CHF)
Basic earnings per share from continuing operations (in CHF per share)	0.48	0.91	1.15	1.43	2.84
Basic earnings per share from discontinued operations (in CHF per share)	0.00	0.00	0.00	0.00	(0.02)
Basic earnings per share (in CHF per share)	0.48	0.91	1.15	1.43	2.82
Diluted earnings per share (CHF)
Diluted earnings per share from continuing operations (in CHF per share)	0.48	0.90	1.15	1.42	2.83
Diluted earnings per share from discontinued operations (in CHF per share)	0.00	0.00	0.00	0.00	(0.02)
Diluted earnings per share (in CHF per share)	0.48	0.90	1.15	1.42	2.81